CONSOLIDATED BALANCE SHEETS € in Millions, $ in Millions	Dec. 31, 2016 EUR (€)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	[1]
ASSETS
Cash and due from banks	€ 822		$ 896	€ 1,127
Deposits with Central Bank	704		767	878
Securities purchased under agreements to resell	3		3	6
Interest bearing deposits with banks	2,202		2,399	2,387
Trading assets	1,879		2,047	2,165
Derivative assets	4,482	[2]	4,883	4,073	[2],[3]
Available-for-sale securities	12,455		13,569	5,958
Held-to-maturity securities	0		0	9,292
Equity method investments	6		7	26
Loans	49,800		54,254	52,219
Less: Allowance for loan losses	(10,401)		(11,331)	(11,298)
Net Loans	39,399		42,923	40,921
Goodwill	6		7	8
Software and other intangibles	136		148	139
Premises and equipment	1,414		1,540	1,390
Accrued interest receivable	192		209	225
Other assets (include EUR 307 million and EUR 290 million at December 31, 2015 and 2016, respectively, measured at fair value)	2,930		3,192	2,925	[4]
Long-lived assets held for sale	3,712		4,044	28,355
TOTAL ASSETS	70,342		76,634	99,875
LIABILITIES AND SHAREHOLDERS EQUITY / (ACCUMULATED DEFICIT)
Interest bearing deposits (include EUR 2 million and EUR 527 million at December 31, 2015 and 2016, respectively, measured at fair value)	51,726		56,353	63,234
Non-interest bearing deposits	1,725		1,879	1,654
Total deposits	53,451		58,232	64,888
Securities sold under agreements to repurchase	4,740		5,164	85
Derivative liabilities	5,171	[2]	5,634	4,808	[2],[3]
Other borrowed funds	3		3	3
Accounts payable, accrued expenses and other liabilities	2,308		2,515	2,329	[5]
Insurance reserves	2,193		2,389	2,094
Long-term debt Long-term debt (includes EUR 826 million and NIL at December 31, 2015 and 2016, respectively, measured at fair value)	985		1,073	1,575
Contingently convertible debt	0		0	2,040
Liabilities directly associated with long-lived assets held- for-sale	3,001		3,270	26,383
Total liabilities	71,852		78,280	104,205
NBG shareholders equity / (accumulated deficit)
Common stock, par value of EUR 0.30 (shares authorized, issued and outstanding: 9,147,151,527 and 9,147,151,527 at December 31, 2015 and 2016 respectively)	2,744		2,989	2,744
Additional paid-in capital	21,740		23,684	21,740
Accumulated deficit	(26,151)		(28,490)	(25,851)
Accumulated other comprehensive loss	150		163	(2,994)
Treasury stock, at cost (2,001,463 and 2,410,995 shares at December 31, 2015 and 2016 respectively)	(1)		(1)	(1)
Total NBG shareholders equity / accumulated deficit	(1,518)		(1,655)	(4,362)
Non-controlling interest	8		9	32
Total equity / (accumulated deficit)	(1,510)		(1,646)	(4,330)
TOTAL LIABILITIES AND EQUITY / (ACCUMULATED DEFICIT)	€ 70,342		$ 76,634	€ 99,875

[1]	Please see Note 43 for information regarding the restatement
[2]	Includes both long and short derivative positions.
[3]	Please see Note 43 for information regarding the restatement.
[4]	Information relating to restatement is disclosed in Note 43.
[5]	Restated